Changes to functional and presenatation currencies (Tables)	6 Months Ended
Jun. 30, 2025
Changes To Functional And Presentation Currencies [Abstract]
Summary of the Effect of the Changes in the Group's Presentation Currency
Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income for the period ended June 30, 2024

	2024 $ 'millions	Adjustment to restate amounts to USD ''millions	2024 € 'millions
Revenue	858	64	794
Total expenses	(838)	(63)	(775)
Other income	55	5	50
Profit before taxation	75	6	69
Income tax expense	(31)	(2)	(29)
Profit for the period	44	4	40

Profit for the period attributable to:
Owners of the parent	44	4	40
Non-controlling interest	—	—	—
	44	4	40
Other comprehensive income
Other comprehensive income/(loss) that may be subsequently reclassified to profit or loss
Foreign currency translation	(2)	(18)	16

Total comprehensive income for the period	42	(14)	56

Total comprehensive income for the period attributable to:
Owners of the parent	42	(14)	56
Non-controlling interest	—	—	—
	42	(14)	56